Related Party Transactions - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Due to related parties, current	$ 200,000	$ 200,000	$ 200,000	$ 100,000
Due from related parties, current	0		100,000
Summer Bio [Member]
Expenses from Transactions with Related Party	500,000	0
Due to related parties, current			100,000
Related party transaction, amounts of transaction			100,000
Due from related parties, current			200,000
Summer Bio [Member] | Research and Development Expense [Member]
Revenue from related parties			200,000
Office Space And Certain Utilities And Maintenance Services [Member]
Expenses from Transactions with Related Party	$ 700,000	$ 800,000	$ 1,500,000	$ 1,500,000